INVESTMENTS IN AFFILIATES (Inksure Technologies, Inc. Financials) (Details) (Inksure Technologies, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inksure Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Current assets	$ 1,102	$ 2,905
Non-current assets	54	74
Total assets	1,156	2,979
Current liabilities	312	1,021
Non-current liabilities	106	212
Shareholders' equity	738	1,746
Total liabilities and shareholders' equity	1,156	2,979
Revenue	1,061	3,748	2,812
Gross profit	544	2,855	2,358
Gain from extinguishment of convertible debt			5,881
Net income (loss)	$ (1,076)	$ (489)	$ 4,887